BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of borrowings and their securities

	As of December 31,
	2024	2025
	RMB	RMB
Short term bank borrowings	589,000	1,172,561
Long-term bank borrowings, current portion	615,015	957,062
Other long-term borrowings, current portion	805,175	1,102,092
	2,009,190	3,231,715
Long-term bank borrowings, non-current portion	6,082,964	9,490,143
Other long-term borrowings, non-current portion	1,684,426	2,089,521
Total borrowings	9,776,580	14,811,379

December 31, 2024

Short-term borrowings	Secured by
(RMB)
589,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,988,344	Secured by a subsidiary’s share.
5,124,656	Secured by property and equipment and land-use right with net book value of RMB832,153 and RMB205,334, respectively (Note 8/Note 10), and a subsidiary’s share.
1,074,580	Unsecured borrowing.
9,187,580

December 31, 2025

Short-term borrowings	Secured by
(RMB)
1,172,561	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,925,374	Secured by shares of subsidiaries and/or acccouts receivable.
9,526,034

Secured by property and equipment and land-use right with net book value of RMB1,257,726 and RMB249,031, respectively (Note 8/Note 10). In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by shares of subsidiaries and/or accounts receivable.

1,187,410	Unsecured borrowing.
13,638,818

Schedule of maturities of the Company's short-term borrowings and long-term borrowings, including bank and other borrowings

RMB
For the years ending December 31,
2026	3,231,715
2027	1,897,821
2028	1,791,557
2029	1,387,968
2030	1,286,159
2031 and thereafter	5,216,159